Related Party Transactions (Details Textual) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Related Party Transactions (Textual) [Abstract]
Deposits from principal officers, directors, and their affiliates	$ 1.9	$ 1.7